Derivatives and Hedging - Notional Amounts and Fair Values (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value
Asset Derivatives	$ 25,139	$ 34,859
Liability Derivatives	27,700	43,703
Commodity contracts
Derivatives, Fair Value
Total gross notional amount	0
Commodity contracts | Other current assets
Derivatives, Fair Value
Asset Derivatives		83
Commodity contracts | Other accrued liabilities
Derivatives, Fair Value
Liability Derivatives		129
Foreign currency contracts
Derivatives, Fair Value
Total gross notional amount	828,000
Foreign currency contracts | Other current assets
Derivatives, Fair Value
Asset Derivatives	18,667	13,231
Foreign currency contracts | Other assets
Derivatives, Fair Value
Asset Derivatives	6,472	21,545
Foreign currency contracts | Other accrued liabilities
Derivatives, Fair Value
Liability Derivatives	19,046	16,543
Foreign currency contracts | Noncurrent liabilities
Derivatives, Fair Value
Liability Derivatives	$ 8,654	$ 27,031